SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Significant Accounting Policies [Line Items]
Weighted average interest rates of short-term deposits	6.60%	5.70%
Time deposits, weighted average interest rate, maturities year one	2.00%	2.20%
Equity Securities without Readily Determinable Fair Value, Amount	$ 21,310,000	$ 9,950,000
Equity Securities without Readily Determinable Fair Value, Upward Price Adjustment, Annual Amount	4,156,000	174,000	$ 2,833,000
Marketable equity securities with readily determinable fair values	400,000	3,000,000
Equity Securities without Readily Determinable Fair Value, Upward Price Adjustment, Cumulative Amount	8,276,000
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Cumulative Amount	3,400,000
Cash Flow Hedge Derivative Instrument Assets at Fair Value	14,068,000	0
Cash Flow Hedge Derivative Instrument Liabilities at Fair Value	5,374,000
Derivative, Fair Value, Net		21,471,000
Accumulated income (loss) on derivatives	29,054,000	(21,643,000)	(5,761,000)
Gain (Loss) on Foreign Currency Derivatives Recorded in Earnings, Net	$ (6,998,000)	9,747,000	6,408,000
Severance pay rate	8.33%
Severance Costs	$ 22,537,000	24,987,000	22,413,000
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	100.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount	$ 22,500
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	4.00%
Defined Contribution Plan, Cost	$ 1,965,000	2,672,000	2,271,000
Decrease to accumulated deficit from early adoption of ASU 2020-06 using the modified retrospective approach				$ 53,527,000
Decrease to additional paid-in capital from early adoption of ASU 2020-06 using the modified retrospective approach				215,712,000
Price allocated to remaining performance obligations	$ 731,508,000
Percentage of remaining performance obligation	81.00%
Deferred commissions	$ 4,125,000	4,396,000
Capitalized Computer Software, Additions	3,395,000	2,741,000	2,519,000
Advertising Expense	142,775,000	224,266,000	284,540,000
Grant Proceeds	137,000	535,000	$ 509,000
Deferred Revenue	675,992,000	599,799,000
IncreaseToConvertibleNotes				$ 162,185,000
OperatingLeaseRightOfUseAssetMember
Significant Accounting Policies [Line Items]
Asset Impairment Charges	25,525,000
Certain employees over 50 years of age
Significant Accounting Policies [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount	30,000
Designated as hedging instrument
Significant Accounting Policies [Line Items]
Accumulated income (loss) on derivatives	8,717,000	(21,383,000)
Derivative, Notional Amount	496,129,000	382,969,000
Not designated as hedging instrument
Significant Accounting Policies [Line Items]
Derivative, Notional Amount	36,779,000	156,404,000
Derivative Asset	991,000	0
Derivative Liability	$ 2,494,000	$ 10,724,000